LEASES - Suplementary Information (Details)	Dec. 31, 2019
LEASES
Weighted-average Remaining Lease Term, Operating leases	7 years 10 months 13 days
Weighted-average Remaining Lease Term, Finance lease	10 years 8 months 1 day
Weighted-average Discount Rate, Operating leases	4.57%